SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

                                   --------
                  Deutsche Global Real Estate Securities Fund




The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the fund's summary prospectus:


SHAREHOLDER FEES (paid directly from your investment)


                                          A           T          C      R6    INST      S
                                 ----------  ----------  ---------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as %
of offering price                     5.75       2.50      None     None    None    None
--------------------------------      ----       ----      --       ------  ------  ---
Maximum deferred sales
charge (load), as % of
redemption proceeds                 None        None     1.00       None    None    None
--------------------------------    ------      -----    ----       ------  ------  ---
Account Maintenance Fee
(annually, for fund account
balances below $10,000 and
subject to certain exceptions)     $   20       None     $20        None    None    $20
--------------------------------   -------      -----    ----       ------  ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                                      A          T          C          R6        INST           S
                              ---------  ---------  ---------  ----------  ----------  ----------
Management fee1                   0.70       0.70       0.70       0.70        0.70        0.70
-----------------------------     ----       ----       ----       ----        ----        ----
Distribution/service (12b-1)
fees                              0.25       0.25       1.00      None        None        None
-----------------------------     ----       ----       ----      -----       -----       -----
Other expenses2                   0.28       0.33       0.30       0.36        0.28        0.39
-----------------------------     ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                          1.23       1.28       2.00       1.06        0.98        1.09
-----------------------------     ----       ----       ----      -----       -----       -----
Fee waiver/expense reim-
bursement                         0.03       0.08       0.05       0.11        0.03        0.04
-----------------------------     ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/
EXPENSE REIMBURSEMENT             1.20       1.20       1.95       0.95        0.95        1.05
-----------------------------     ----       ----       ----      -----       -----       -----

(1 )"Management fee" is restated to reflect the fund's new management fee rate effective May 1, 2017.
(2) "Other expenses" for Class T are based on estimated amounts for the current fiscal year.


The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.20%, 1,20%, 1.95%, 0.95%, 0.95% and 1.05% for Class A, Class T,
Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE


This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


YEARS           A         T         C        R6      INST         S
-------  --------  --------  --------  --------  --------  --------
1         $  690    $  369    $  298    $   97    $   97    $  107
--        ------    ------    ------    ------    ------    ------
3            940       638       623       326       309       343
--        ------    ------    ------    ------    ------    ------
5          1,209       927     1,073       574       539       597
--        ------    ------    ------    ------    ------    ------
10         1,976     1,750     2,323     1,284     1,199     1,325
--        ------    ------    ------    ------    ------    ------

    You would pay the following expenses if you did not redeem your shares:


YEARS           A         T         C        R6      INST         S
-------  --------  --------  --------  --------  --------  --------
1         $  690    $  369    $  198    $   97    $   97    $  107
--        ------    ------    ------    ------    ------    ------
3            940       638       623       326       309       343
--        ------    ------    ------    ------    ------    ------
5          1,209       927     1,073       574       539       597
--        ------    ------    ------    ------    ------    ------
10         1,976     1,750     2,323     1,284     1,199     1,325
--        ------    ------    ------    ------    ------    ------

               Please Retain This Supplement for Future Reference


May 23, 2017
PROSTKR-848

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